RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE (Details Narrative) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Short-Term Debt [Line Items]
Operating lease ROU asset carrying amount	$ 1,195	$ 1,632	$ 1,843
Secured Floating Rate Bank Loans [Member]
Short-Term Debt [Line Items]
Operating lease ROU asset carrying amount	$ 218	$ 739	$ 804